Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	AC Immune SA
Entity Central Index Key	0001651625
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	CH
Entity Common Stock, Shares Outstanding	71,936,738
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false